Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 83,454
Other financial liabilities	23,475
Financial liabilities	106,929
Trade payables	28,254	$ 24,609
Other current liabilities	13,681	19,127
Total Financial liabilities	148,864	$ 155,032
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	7,691
Other financial liabilities	134
Financial liabilities	7,825
Trade payables	28,254
Other current liabilities	13,681
Total Financial liabilities	49,760
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	34,026
Other financial liabilities	22,348
Financial liabilities	56,374
Total Financial liabilities	56,374
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	41,736
Other financial liabilities	993
Financial liabilities	42,730
Total Financial liabilities	$ 42,730